Statement of Operations and Comprehensive Income (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect	$ 3,117	$ (1,217)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Tax	$ (646)	$ 46